GREAT LAKES LARGE CAP VALUE FUND

Institutional Class – GLLIX

A series of Managed Portfolio Series (the “Trust”)

Supplement dated March 31, 2021 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) each dated July 29, 2020, as amended

Effective March 31, 2021, Huong Le will no longer serve as a portfolio manager to the Great Lakes Large Cap Value Fund. Effective March 31, 2021, all references to Ms. Le are removed from the Prospectus, Summary Prospectus, and Statement of Additional Information.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.